Financial Instruments (Narrative) (Details) - CAD ($)	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	$ 37,548,304	$ 12,608,704	$ 30,482,269
Accounts payable and accrued liabilities	$ 2,527,373
Description of change of rates and materiality	A 1% change in foreign exchange rate of CAD to MXN would increase/decrease the net and comprehensive loss for the year ended April 30, 2024
Increase decrease comprehensive loss net	$ 212,000	$ 139,000